Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Schedule of long-term debt
The following table summarizes TransGlobe's outstanding long-term debt:

(000s)	December 31, 2017	December 31, 2016
Prepayment agreement	$58,792	$—
Reserves based lending facility	11,207	—
Note payable	—	5,581
	69,999	5,581
Current portion of long-term debt	—	5,581
	$69,999	$11,162
The following table reconciles the changes in TransGlobe's long-term debt:

(000s)
Balance at January 1, 2017	$11,162
Increase in long-term debt - prepayment agreement	73,500
Increase in long-term debt - reserves based lending facility	10,209
Draws on facility	64
Repayment of long-term debt	(26,162)
Amortization of deferred financing costs	329
Effect of movements in foreign exchange rates	897
Balance at December 31, 2017	$69,999
Prepayment Agreement

(000s)	December 31, 2017
Prepayment agreement	$75,000
Repayment of prepayment agreement	(15,000)
Deferred financing costs	(1,208)
58,792
Current portion of long-term debt	—
$58,792

(000s)
Balance at December 31, 2015	$63,848
Fair value adjustment	7,027
Foreign exchange adjustment	1,780
Balance at December 31, 2016	72,655
Repayment	(73,375)
Fair value adjustment	151
Foreign exchange adjustment	569
Balance at December 31, 2017	$—

Contractual maturities of financial liabilities
The following are the contractual maturities of financial liabilities at December 31, 2017:

(000s)		Payment Due by Period1 2
	Recognized
	in Financial	Contractual	Less than
	Statements	Cash Flows	1 year	1-3 years	4-5 years
Accounts payable and accrued liabilities	Yes - Liability	$27,104	$27,104	$—	$—
Long-term debt	Yes - Liability	69,999	—	11,207	58,792
Financial derivative instruments	Yes - Liability	7,970	4,015	3,955	—
Office and equipment leases[3]	No	3,587	1,707	1,880	—
Minimum work commitments[4]	No	5,129	5,129	—	—
Total		$113,789	$37,955	$17,042	$58,792
[1] Payments exclude on-going operating costs, finance costs and payments required to settle derivatives.
[2] Payments denominated in foreign currencies have been translated at December 31, 2017 exchange rates.
[3] Office and equipment leases include all drilling rig contracts.
[4] Minimum work commitments include contracts awarded for capital projects and those commitments related to exploration and drilling obligations (see Note 22).
Based on the Company's current forecast of future production and current Brent Crude prices the estimated future debt payments on long-term debt as of December 31, 2017 are as follows:

(000s)
2018	$—
2019	—
2020	—
2021	58,792
$58,792